UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-00032

American Funds Fundamental Investors
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Fundamental InvestorsSM

[photo of machine gears]

Semi-annual report for the six months ended June 30, 2011

Fundamental Investors seeks long-term growth of capital and income.

This fund is one of the 33 American Funds. American Funds is one of the nation’s largest mutual fund families. For 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2011:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	23.54%	2.68%	5.00%

The total annual fund operating expense ratio was 0.64% for Class A shares as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 28 to 34 for details.

Results for other share classes can be found on page 6.

Investing outside the United States may be subject to risks such as currency fluctuations, periods of illiquidity, price volatility and political instability. These risks may be heightened in connection with investments in developing countries. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

[photo of machine gears]
For the six months ended June 30, 2011, Fundamental Investors gained 6.1%. This return includes quarterly dividends totaling 24 cents a share paid during the period.

The fund’s results were on par with those of its primary benchmark, the unmanaged Standard & Poor’s 500 Composite Index (S&P 500) which gained 6.0%, but exceeded the 5.3% return of its growth-and-income fund peers, as measured by the Lipper Growth and Income Funds Index.

Results for the fund also topped those of the unmanaged MSCI World Index, a measure of stock markets in more than 20 developed nations, which rose 5.6%. Though not one of the fund’s principal benchmarks, we include results for this index because Fundamental Investors is able to invest up to 30% of its assets outside the United States and Canada, and we believe it provides context for the global investing environment.

[Begin Sidebar]
Results at a glance
For periods ended June 30, 2011, with all distributions reinvested

	Total returns		Average annual total returns
	6 months	12 months	5 years	10 years	Lifetime1
Fundamental Investors
(Class A shares)	6.1%	31.1%	3.9%	5.6%	12.5%
Standard & Poor’s 500
Composite Index2	6.0	30.7	2.9	2.7	11.3
Lipper Growth and
Income Funds Index3	5.3	28.8	2.3	3.3	10.7
MSCI World Index2	5.6	31.2	2.8	4.5	10.5

1 Since Capital Research and Management Company began managing the fund on August 1, 1978.
2 The market indexes are unmanaged and their results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.
3 Results do not reflect the effect of sales charges, account fees or taxes.
[End Sidebar]

The last few years have underscored the importance of maintaining a long-term perspective. Staying the course amid volatile conditions like those experienced during the past decade can be difficult. But a review of the 10-year results shown in the table on the previous page reveals that even in a period marked by two steep market downturns, the fund posted solid results and meaningfully outpaced all its benchmark indexes. Overall, Fundamental Investors cumulatively gained 72.8% for the 10 years ended June 30, 2011 — more than double the 30.8% registered by the S&P 500.

Substantive returns amid challenging conditions

The period began with global markets on the rise, powered by robust corporate earnings and broad indications that a worldwide economic recovery was in progress. Despite the concerns and challenges created by civil unrest in many oil-rich nations in the Middle East and North Africa, as well as the tragic and widespread impact of the Japanese earthquake and tsunami, most indexes climbed. However, toward the end of the period and after its close, the combination of slowing global growth, ongoing government debt crises in Europe, inflation concerns in certain developing countries and the U.S. debt ceiling standoff drove markets sharply lower. The S&P downgrade of the U.S. credit rating on August 5 added to the uncertainty.

A mixed impact

Shifting economic and market circumstances exerted a varied effect on the fund’s portfolio. In keeping with the pattern described in the most recent annual report, fund results were largely attributable to solid returns across its broad base of holdings rather than to those of its larger investments — only three of which gained more than the wider market.

Positive contributions were made by companies from a range of sectors. They included many retailers, chemical producers, pharmaceutical manufacturers, aerospace and defense firms, and media companies.

[Begin Sidebar]
Fundamental Investors’ 10 largest holdings

Company	Percent of net assets

Merck	2.6%
Home Depot	2.3
Suncor	2.1
Union Pacific	1.8
Dow Chemical	1.6
Verizon	1.5
Bristol-Myers Squibb	1.5
Microsoft	1.3
Royal Dutch Shell	1.2
Texas Instruments	1.2
[End Sidebar]

Areas of relative weakness for the fund included financials, metals and mining, and Internet software and services.

The fund’s holdings in companies based outside the United States strongly supported results. Thanks to a combination of price appreciation and selective additions, they stood at 22.8% of fund assets at period end, up from 19.2% when we last reported to you.

Designed for diversification

The fund’s breadth of holdings — it has investments in more than 200 companies — is a natural outgrowth of our unique investment approach, known as the multiple portfolio counselor system. Each of the fund’s six portfolio counselors is allocated a portion of fund assets to invest according to his or her highest convictions. Because counselors have differing styles and outlooks on markets, no two invest in the same group of companies. Thus, in contrast to a portfolio built from a single point of view, multiple perspectives are captured within a single portfolio. As a result, solid results have not historically been as dependent on specific market or economic conditions.

An evolving portfolio

Although they have the freedom to think and act independently, one point of view currently shared by several portfolio counselors is the belief that an improvement in living standards worldwide will be a key driver of economic growth. Accordingly, during the six months, individual counselors continued to build positions in a number of energy, chemicals, media and semiconductor manufacturing companies they feel stand to benefit from this macroeconomic trend.

We reduced some of our positions in the consumer discretionary and pharmaceuticals areas. However, acting on the guidance of seasoned analysts, we rotated some of the proceeds from those sales into companies within the same sectors whose prospects we believe to be more attractive. We also significantly trimmed our investments among financial companies.

Dividends on the rise

Recently, profit growth, improved cash flows and healthier balance sheets have led many companies to pass additional cash through to shareholders in the form of dividend increases. This has been a welcome development for the fund, as dividend income has historically constituted a meaningful component of its total return.

Cautious but prepared to act

As mentioned before, we believe that new investment opportunities will emerge as global living standards continue to improve. Notwithstanding this belief, we are facing some very significant challenges — both at home and abroad.

We navigate these conditions as we always have — by working closely with our extensive global research network to identify solid individual companies we believe can withstand near-term challenges to capture long-term opportunities.

We appreciate your commitment to Fundamental Investors.

Sincerely,

/s/ James F. Rothenberg

James F. Rothenberg
Vice Chairman

/s/ Dina N. Perry

Dina N. Perry
President

August 12, 2011

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of July 31, 2011, calculated in accordance with the U.S. Securities and Exchange Commission formula, was 1.48%. The fund’s distribution rate for Class A shares as of that date was 1.43%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Other share class results

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2011:
			10 years1/
	1 year	5 years	Life of class
Class B shares2
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	25.08%	2.76%	4.98%
Not reflecting CDSC	30.08	3.12	4.98

Class C shares
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	29.00	3.08	4.76
Not reflecting CDSC	30.00	3.08	4.76

Class F-1 shares3
Not reflecting annual asset-based fee charged
by sponsoring firm	31.02	3.90	5.59

Class F-2 shares3 — first sold 8/1/08
Not reflecting annual asset-based fee charged
by sponsoring firm	31.37	—	3.59

Class 529-A shares4 — first sold 2/15/02
Reflecting 5.75% maximum sales charge	23.47	2.63	6.23
Not reflecting maximum sales charge	31.00	3.85	6.90

Class 529-B shares2,4 — first sold 2/19/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	24.95	2.64	6.33
Not reflecting CDSC	29.95	3.00	6.33

Class 529-C shares4 — first sold 2/15/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	28.96	3.01	6.02
Not reflecting CDSC	29.96	3.01	6.02

Class 529-E shares3,4 — first sold 3/7/02	30.64	3.54	5.97

Class 529-F-1 shares3,4 — first sold 9/23/02
Not reflecting annual asset-based fee charged
by sponsoring firm	31.29	4.06	10.23

1Applicable to Classes B, C and F-1 shares only. All other share classes reflect results for the life of the class.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 28 to 34 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Summary investment portfolio  June 30, 2011
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Industry sector diversification	(percent of net assets)
Information technology	14.75%
Energy	13.46
Industrials	13.38
Consumer discretionary	12.10
Financials	10.49
Other industries	31.63
Convertible securities and bonds & notes	0.04
Short-term securities & other assets less liabilities	4.15
[end pie chart]

Country diversification	(percent of net assets)
United States	73.0%
Euro zone*	6.9
Canada	4.9
United Kingdom	3.8
Switzerland	2.3
Other countries	4.9
Short-term securities & other assets less liabilities	4.2

*Countries using the euro as a common currency; those represented in the fund’s portfolio are France, Germany, Ireland, Italy, the Netherlands, Portugal and Spain.

			Percent
		Value	of net
Common stocks - 95.81%	Shares	(000)	assets

Information technology - 14.75%
Microsoft Corp.	25,920,000	$673,920	1.27%
Texas Instruments Inc.	19,270,300	632,644	1.19
Apple Inc. (1)	1,663,800	558,488	1.05
Google Inc., Class A (1)	1,032,000	522,584	.99
Samsung Electronics Co. Ltd. (2)	606,500	471,396	.89
EMC Corp. (1)	16,875,000	464,906	.88
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	24,234,400	305,596
Taiwan Semiconductor Manufacturing Co. Ltd. (2)	55,025,000	139,272	.84
Oracle Corp.	12,407,950	408,346	.77
Intuit Inc. (1)	6,450,000	334,497	.63
Other securities		3,305,029	6.24
		7,816,678	14.75

Energy - 13.46%
Suncor Energy Inc.	28,723,361	1,125,764	2.13
Royal Dutch Shell PLC, Class B (ADR)	5,562,700	399,124
Royal Dutch Shell PLC, Class A (ADR)	3,630,000	258,202	1.24
Occidental Petroleum Corp.	4,784,244	497,753	.94
Tenaris SA (ADR)	10,060,000	460,044	.87
ConocoPhillips	5,500,000	413,545	.78
FMC Technologies, Inc. (1)	8,200,000	367,278	.69
Chevron Corp.	3,547,763	364,852	.69
Baker Hughes Inc.	4,500,000	326,520	.62
Other securities		2,912,048	5.50
		7,125,130	13.46

Industrials - 13.38%
Union Pacific Corp.	8,885,000	927,594	1.75
Schneider Electric SA (2)	3,242,272	541,693	1.02
Lockheed Martin Corp.	6,558,200	531,017	1.00
Parker Hannifin Corp.	5,750,000	516,005	.98
General Electric Co.	22,000,000	414,920	.78
Deere & Co.	4,000,000	329,800	.62
Other securities		3,820,406	7.23
		7,081,435	13.38

Consumer discretionary - 12.10%
Home Depot, Inc.	33,878,000	1,227,061	2.32
Amazon.com, Inc. (1)	2,620,000	535,764	1.01
Walt Disney Co.	11,800,000	460,672	.87
Starbucks Corp.	11,000,000	434,390	.82
Virgin Media Inc.	13,385,000	400,613	.76
Time Warner Inc.	10,775,000	391,887	.74
Comcast Corp., Class A	13,465,000	341,203	.64
Other securities		2,616,591	4.94
		6,408,181	12.10

Financials - 10.49%
American Express Co.	9,770,000	505,109	.95
Citigroup Inc.	11,560,000	481,358	.91
Wells Fargo & Co.	15,195,200	426,377	.81
ACE Ltd.	5,700,000	375,174	.71
Marsh & McLennan Companies, Inc.	10,865,000	338,879	.64
Other securities		3,426,782	6.47
		5,553,679	10.49

Health care - 9.33%
Merck & Co., Inc.	39,176,664	1,382,544	2.61
Bristol-Myers Squibb Co.	27,050,000	783,368	1.48
Baxter International Inc.	10,175,000	607,346	1.15
Roche Holding AG (2)	3,000,000	501,897	.95
Pfizer Inc	17,470,000	359,882	.68
Other securities		1,302,239	2.46
		4,937,276	9.33

Materials - 8.77%
Dow Chemical Co.	23,607,900	849,884	1.61
Syngenta AG (2)	1,760,000	594,142	1.12
Potash Corp. of Saskatchewan Inc.	6,900,000	393,231	.74
Other securities		2,803,284	5.30
		4,640,541	8.77

Consumer staples - 6.01%
Philip Morris International Inc.	8,250,000	550,852	1.04
Altria Group, Inc.	16,535,100	436,692	.82
Other securities		2,192,804	4.15
		3,180,348	6.01

Telecommunication services - 2.89%
Verizon Communications Inc.	21,305,000	793,185	1.50
AT&T Inc.	11,000,000	345,510	.65
Other securities		389,805	.74
		1,528,500	2.89

Utilties - 2.64%
Other securities		1,400,572	2.64

Miscellaneous - 1.99%
Other common stocks in initial period of acquisition		1,053,973	1.99

Total common stocks (cost: $38,972,604,000)		50,726,313	95.81

			Percent
		Value	of net
Convertible securities - 0.03%		(000)	assets

Industrials - 0.03%
Other securities		17,461	.03

Total convertible securities (cost: $12,275,000)		17,461	.03

			Percent
		Value	of net
Bonds & notes - 0.01%		(000)	assets

Mortgage-backed obligations - 0.01%
Other securities		5,599	.01

Total bonds & notes (cost: $5,865,000)		5,599	.01

	Principal		Percent
	amount	Value	of net
Short-term securities - 3.57%	(000)	(000)	assets

Fannie Mae 0.10%-0.21% due 8/9/2011-2/1/2012	$465,171	465,049	.88
Freddie Mac 0.115%-0.20% due 7/18-12/15/2011	402,200	402,138	.76
U.S. Treasury Bills 0.07%-0.258% due 7/21/2011-5/3/2012	369,000	368,917	.70
Google Inc. 0.12% due 8/31/2011 (3)	25,000	24,992	.05
Other securities		627,281	1.18

Total short-term securities (cost: $1,888,076,000)		1,888,377	3.57

Total investment securities (cost: $40,878,820,000)		52,637,750	99.42
Other assets less liabilities		306,153	.58

Net assets		$52,943,903	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's holdings in affiliated companies is included in "Other securities" under the respective industry sectors in the summary investment portfolio. Further details on these holdings and related transactions during the six months ended June 30, 2011, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 6/30/2011 (000)
Grafton Group PLC, units (2)	15,037,000	-	-	15,037,000	$940	$73,587
Strayer Education, Inc. (4)	760,000	-	760,000	-	760	-
					$1,700	$73,587

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $7,804,905,000, which represented 14.74% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(3) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $548,875,000, which represented 1.04% of the net assets of the fund.

(4) Unaffiliated issuer at 6/30/2011.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at June 30, 2011	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $40,716,037)	$52,564,163
Affiliated issuer (cost: $162,783)	73,587	$52,637,750
Cash denominated in currencies other than U.S. dollars
(cost: $2,781)		2,781
Cash		303
Receivables for:
Sales of investments	$231,725
Sales of fund's shares	64,634
Dividends and interest	131,468	427,827
		53,068,661
Liabilities:
Payables for:
Purchases of investments	2,945
Repurchases of fund's shares	88,325
Investment advisory services	10,688
Services provided by related parties	18,979
Trustees' deferred compensation	3,029
Non-U.S. taxes	304
Other	488	124,758
Net assets at June 30, 2011		$52,943,903

Net assets consist of:
Capital paid in on shares of beneficial interest		$44,696,977
Undistributed net investment income		309,223
Accumulated net realized loss		(3,822,390)
Net unrealized appreciation		11,760,093
Net assets at June 30, 2011		$52,943,903

	(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) -
unlimited shares authorized (1,368,201 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$34,455,919	890,009	$38.71
Class B	689,620	17,859	38.62
Class C	2,143,255	55,565	38.57
Class F-1	4,742,871	122,575	38.69
Class F-2	1,016,380	26,255	38.71
Class 529-A	1,032,986	26,706	38.68
Class 529-B	60,571	1,566	38.67
Class 529-C	295,010	7,632	38.65
Class 529-E	45,480	1,177	38.66
Class 529-F-1	42,938	1,111	38.66
Class R-1	155,065	4,020	38.57
Class R-2	669,311	17,355	38.57
Class R-3	2,368,660	61,302	38.64
Class R-4	2,404,955	62,222	38.65
Class R-5	1,516,090	39,147	38.73
Class R-6	1,304,792	33,700	38.72

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended June 30, 2011	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $29,213;
also includes $1,700 from affiliates)	$614,108
Interest	3,398	$617,506

Fees and expenses*:
Investment advisory services	65,398
Distribution services	75,139
Transfer agent services	21,883
Administrative services	13,861
Reports to shareholders	790
Registration statement and prospectus	503
Trustees' compensation	560
Auditing and legal	19
Custodian	723
Other	1,038	179,914
Net investment income		437,592

Net realized gain and unrealized appreciation
on investments and currency:
Net realized gain on:
Investments (including $53,809 net loss from affiliates)	840,524
Currency transactions	276	840,800
Net unrealized appreciation on:
Investments (net of non-U.S. taxes of $304)	1,773,646
Currency translations	299	1,773,945
Net realized gain and unrealized appreciation
on investments and currency		2,614,745
Net increase in net assets resulting
from operations		$3,052,337

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)
	Six months	Year ended
	ended June 30,	December 31,
	2011*	2010
Operations:
Net investment income	$437,592	$785,321
Net realized gain on investments and currency transactions	840,800	367,901
Net unrealized appreciation on investments and currency translations	1,773,945	4,934,637
Net increase in net assets resulting from operations	3,052,337	6,087,859

Dividends paid to shareholders from net investment income	(312,352)	(750,387)

Net capital share transactions	383,360	(634,803)

Total increase in net assets	3,123,345	4,702,669

Net assets:
Beginning of period	49,820,558	45,117,889
End of period (including undistributed
net investment income: $309,223 and $183,983, respectively)	$52,943,903	$49,820,558

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
  unaudited

1.	Organization

American Funds Fundamental Investors (the “trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, Fundamental Investors (the “fund”). The fund seeks long-term growth of capital and income.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time, or relevant local time for securities trading outside U.S. time zones, from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Information technology	$7,024,983	$791,695	*	$-	$7,816,678
Energy	6,612,447	512,683	*	-	7,125,130
Industrials	5,499,657	1,581,778	*	-	7,081,435
Consumer discretionary	5,481,372	926,809	*	-	6,408,181
Financials	5,061,968	491,711	*	-	5,553,679
Health care	4,163,682	773,594	*	-	4,937,276
Materials	3,495,911	1,144,630	*	-	4,640,541
Consumer staples	2,438,339	742,009	*	-	3,180,348
Telecommunication services	1,138,695	389,805	*	-	1,528,500
Utilities	1,126,074	274,498	*	-	1,400,572
Miscellaneous	878,280	175,693	*	-	1,053,973
Convertible securities	-	17,461		-	17,461
Bonds & notes	-	5,599		-	5,599
Short-term securities	-	1,888,377		-	1,888,377
Total	$42,921,408	$9,716,342		$-	$52,637,750

(*) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $7,804,905,000 of investment securities were classified as Level 2 instead of Level 1.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country’s currency against the U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the U.S. These risks may be heightened in connection with investments in developing countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2011, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2007, by state tax authorities for tax years before 2006 and by tax authorities outside the U.S. for tax years before 2005.

Non-U.S. taxation –Dividend income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

	(dollars in thousands)
Undistributed ordinary income		$232,529
Capital loss carryforwards*:
Expiring 2016	$(1,512,929)
Expiring 2017	(3,190,744)	(4,703,673)
*The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of June 30, 2011, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$12,968,142
Gross unrealized depreciation on investment securities	(1,216,199)
Net unrealized appreciation on investment securities	11,751,943
Cost of investment securities	40,885,807

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended June 30, 2011	Year ended December 31, 2010
Class A	$215,156	$522,129
Class B	1,765	6,978
Class C	4,867	17,623
Class F-1	28,457	66,841
Class F-2	7,206	14,478
Class 529-A	5,983	13,222
Class 529-B	123	531
Class 529-C	590	2,047
Class 529-E	202	485
Class 529-F-1	288	595
Class R-1	364	1,147
Class R-2	1,670	5,371
Class R-3	10,812	26,995
Class R-4	14,153	29,941
Class R-5	11,221	26,478
Class R-6	9,495	15,526
Total	$312,352	$750,387

6.	Fees and transactions with related parties

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD’), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.390% on the first $1 billion of daily net assets and decreasing to 0.232% on such assets in excess of $55 billion. For the six months ended June 30, 2011, the investment advisory services fee was $65,398,000, which was equivalent to an annualized rate of 0.251% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC for all share classes, except Classes A and B, to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations and other related matters. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended June 30, 2011, were as follows (dollars in thousands):

			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$40,389	$21,429	Not applicable	Not applicable	Not applicable
Class B	3,616	454	Not applicable	Not applicable	Not applicable
Class C	10,723	Included in administrative services	$1,609	$234	Not applicable
Class F-1	5,707		3,216	138	Not applicable
Class F-2	Not applicable		725	20	Not applicable
Class 529-A	1,037		492	78	$492
Class 529-B	311		31	10	31
Class 529-C	1,412		142	36	141
Class 529-E	109		21	4	22
Class 529-F-1	-		20	3	20
Class R-1	752		103	16	Not applicable
Class R-2	2,480		483	780	Not applicable
Class R-3	5,755		1,691	554	Not applicable
Class R-4	2,848		1,687	28	Not applicable
Class R-5	Not applicable		731	9	Not applicable
Class R-6	Not applicable		290	4	Not applicable
Total	$75,139	$21,883	$11,241	$1,914	$706

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $560,000, shown on the accompanying financial statements, includes $207,000 in current fees (either paid in cash or deferred) and a net increase of $353,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.
7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2011
Class A	$2,098,005	54,770	$207,967	5,442	$(2,750,670)	(71,836)	$(444,698)	(11,624)
Class B	23,528	615	1,759	46	(120,849)	(3,170)	(95,562)	(2,509)
Class C	191,543	5,018	4,697	123	(248,258)	(6,502)	(52,018)	(1,361)
Class F-1	715,223	18,669	27,287	715	(567,705)	(14,847)	174,805	4,537
Class F-2	198,818	5,184	5,959	156	(125,704)	(3,288)	79,073	2,052
Class 529-A	102,251	2,674	5,982	157	(42,562)	(1,113)	65,671	1,718
Class 529-B	2,103	55	123	3	(8,448)	(222)	(6,222)	(164)
Class 529-C	28,926	758	590	16	(14,340)	(376)	15,176	398
Class 529-E	4,346	114	202	5	(2,097)	(54)	2,451	65
Class 529-F-1	6,818	177	288	7	(3,043)	(79)	4,063	105
Class R-1	24,445	643	363	10	(15,711)	(412)	9,097	241
Class R-2	103,988	2,726	1,668	44	(102,192)	(2,675)	3,464	95
Class R-3	350,320	9,178	10,807	283	(290,179)	(7,592)	70,948	1,869
Class R-4	489,721	12,838	14,148	371	(265,581)	(6,935)	238,288	6,274
Class R-5	200,881	5,254	11,196	293	(191,774)	(5,039)	20,303	508
Class R-6	336,671	8,810	9,485	248	(47,635)	(1,239)	298,521	7,819
Total net increase
(decrease)	$4,877,587	127,483	$302,521	7,919	$(4,796,748)	(125,379)	$383,360	10,023

Year ended December 31, 2010
Class A	$3,363,931	100,692	$502,448	15,020	$(5,287,374)	(159,761)	$(1,420,995)	(44,049)
Class B	33,827	1,016	6,834	203	(276,082)	(8,334)	(235,421)	(7,115)
Class C	298,138	8,974	16,968	504	(381,354)	(11,579)	(66,248)	(2,101)
Class F-1	1,239,671	37,371	63,906	1,912	(1,301,972)	(39,467)	1,605	(184)
Class F-2	366,241	10,977	11,752	351	(222,407)	(6,699)	155,586	4,629
Class 529-A	157,006	4,699	13,220	395	(73,466)	(2,219)	96,760	2,875
Class 529-B	2,618	78	530	16	(17,463)	(523)	(14,315)	(429)
Class 529-C	45,797	1,371	2,047	61	(25,887)	(781)	21,957	651
Class 529-E	7,077	211	485	14	(3,288)	(99)	4,274	126
Class 529-F-1	9,722	292	595	18	(4,787)	(142)	5,530	168
Class R-1	50,584	1,528	1,142	34	(25,889)	(784)	25,837	778
Class R-2	176,158	5,322	5,364	159	(168,070)	(5,082)	13,452	399
Class R-3	708,464	21,359	26,982	804	(495,947)	(14,982)	239,499	7,181
Class R-4	683,852	20,549	29,929	894	(418,514)	(12,755)	295,267	8,688
Class R-5	365,246	11,013	26,411	789	(400,796)	(11,927)	(9,139)	(125)
Class R-6	330,441	10,094	15,526	464	(94,419)	(2,889)	251,548	7,669
Total net increase
(decrease)	$7,838,773	235,546	$724,139	21,638	$(9,197,715)	(278,023)	$(634,803)	(20,839)

* Includes exchanges between share classes of the fund.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $9,461,119,000 and $8,093,007,000, respectively, during the six months ended June 30, 2011.

Financial highlights(1)

			Income (loss) from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income (3)(4)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(5)(6)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(6)		Ratio of net income to average net assets(3)(4)(6)

Class A:	Six months ended 6/30/2011(7)	$36.70	$.33	$1.92	$2.25	$(.24)	$-	$(.24)	$38.71	6.14%	$34,456	.63	% (8)	.63	%(8)	1.74	%(8)
	Year ended 12/31/2010	32.73	.59	3.95	4.54	(.57)	-	(.57)	36.70	14.05	33,089	.64		.64		1.78
	Year ended 12/31/2009	24.98	.44	7.79	8.23	(.48)	-	(.48)	32.73	33.36	30,954	.69		.69		1.60
	Year ended 12/31/2008	42.45	.60	(17.23)	(16.63)	(.58)	(.26)	(.84)	24.98	(39.70)	24,443	.63		.61		1.70
	Year ended 12/31/2007	40.05	1.03	4.39	5.42	(.95)	(2.07)	(3.02)	42.45	13.55	38,877	.60		.57		2.40
	Year ended 12/31/2006	35.40	.62	6.16	6.78	(.56)	(1.57)	(2.13)	40.05	19.24	32,187	.61		.58		1.60

Class B:	Six months ended 6/30/2011(7)	36.60	.18	1.93	2.11	(.09)	-	(.09)	38.62	5.77	690	1.39	(8)	1.39	(8)	.96	(8)
	Year ended 12/31/2010	32.64	.33	3.94	4.27	(.31)	-	(.31)	36.60	13.18	746	1.41		1.41		1.01
	Year ended 12/31/2009	24.92	.23	7.76	7.99	(.27)	-	(.27)	32.64	32.30	897	1.46		1.46		.85
	Year ended 12/31/2008	42.35	.34	(17.20)	(16.86)	(.31)	(.26)	(.57)	24.92	(40.14)	924	1.39		1.37		.94
	Year ended 12/31/2007	39.96	.70	4.38	5.08	(.62)	(2.07)	(2.69)	42.35	12.70	1,667	1.36		1.33		1.63
	Year ended 12/31/2006	35.33	.32	6.14	6.46	(.26)	(1.57)	(1.83)	39.96	18.33	1,417	1.38		1.35		.83

Class C:	Six months ended 6/30/2011(7)	36.56	.18	1.92	2.10	(.09)	-	(.09)	38.57	5.74	2,143	1.44	(8)	1.44	(8)	.93	(8)
	Year ended 12/31/2010	32.61	.32	3.94	4.26	(.31)	-	(.31)	36.56	13.13	2,081	1.44		1.44		.98
	Year ended 12/31/2009	24.90	.22	7.75	7.97	(.26)	-	(.26)	32.61	32.26	1,925	1.48		1.48		.81
	Year ended 12/31/2008	42.31	.32	(17.17)	(16.85)	(.30)	(.26)	(.56)	24.90	(40.16)	1,468	1.43		1.41		.90
	Year ended 12/31/2007	39.92	.70	4.36	5.06	(.60)	(2.07)	(2.67)	42.31	12.65	2,053	1.41		1.38		1.62
	Year ended 12/31/2006	35.30	.30	6.13	6.43	(.24)	(1.57)	(1.81)	39.92	18.23	1,380	1.43		1.41		.77

Class F-1:	Six months ended 6/30/2011(7)	36.68	.33	1.91	2.24	(.23)	-	(.23)	38.69	6.13	4,743	.66	(8)	.66	(8)	1.72	(8)
	Year ended 12/31/2010	32.72	.59	3.93	4.52	(.56)	-	(.56)	36.68	14.01	4,330	.66		.66		1.77
	Year ended 12/31/2009	24.97	.45	7.79	8.24	(.49)	-	(.49)	32.72	33.40	3,868	.67		.67		1.61
	Year ended 12/31/2008	42.43	.60	(17.22)	(16.62)	(.58)	(.26)	(.84)	24.97	(39.69)	2,932	.62		.60		1.72
	Year ended 12/31/2007	40.03	1.06	4.36	5.42	(.95)	(2.07)	(3.02)	42.43	13.55	3,235	.61		.58		2.45
	Year ended 12/31/2006	35.39	.62	6.15	6.77	(.56)	(1.57)	(2.13)	40.03	19.21	1,815	.61		.58		1.58

Class F-2:	Six months ended 6/30/2011(7)	36.70	.37	1.92	2.29	(.28)	-	(.28)	38.71	6.26	1,016	.42	(8)	.42	(8)	1.97	(8)
	Year ended 12/31/2010	32.73	.67	3.95	4.62	(.65)	-	(.65)	36.70	14.32	888	.40		.40		2.03
	Year ended 12/31/2009	24.98	.49	7.81	8.30	(.55)	-	(.55)	32.73	33.72	641	.43		.43		1.69
	Period from 8/1/2008 to 12/31/2008	37.09	.23	(11.97)	(11.74)	(.37)	-	(.37)	24.98	(31.78)	92	.17		.16		.88

Class 529-A:	Six months ended 6/30/2011(7)	36.67	.32	1.92	2.24	(.23)	-	(.23)	38.68	6.11	1,033	.69	(8)	.69	(8)	1.69	(8)
	Year ended 12/31/2010	32.71	.58	3.93	4.51	(.55)	-	(.55)	36.67	13.98	916	.69		.69		1.74
	Year ended 12/31/2009	24.97	.43	7.78	8.21	(.47)	-	(.47)	32.71	33.30	723	.73		.73		1.55
	Year ended 12/31/2008	42.42	.58	(17.21)	(16.63)	(.56)	(.26)	(.82)	24.97	(39.71)	485	.68		.65		1.66
	Year ended 12/31/2007	40.02	1.03	4.36	5.39	(.92)	(2.07)	(2.99)	42.42	13.49	643	.66		.64		2.37
	Year ended 12/31/2006	35.38	.60	6.15	6.75	(.54)	(1.57)	(2.11)	40.02	19.16	414	.66		.63		1.55

Class 529-B:	Six months ended 6/30/2011(7)	36.66	.16	1.92	2.08	(.07)	-	(.07)	38.67	5.69	61	1.50	(8)	1.50	(8)	.86	(8)
	Year ended 12/31/2010	32.69	.30	3.95	4.25	(.28)	-	(.28)	36.66	13.09	63	1.50		1.50		.92
	Year ended 12/31/2009	24.96	.20	7.77	7.97	(.24)	-	(.24)	32.69	32.16	71	1.55		1.55		.74
	Year ended 12/31/2008	42.41	.30	(17.22)	(16.92)	(.27)	(.26)	(.53)	24.96	(40.20)	54	1.50		1.47		.84
	Year ended 12/31/2007	40.01	.66	4.38	5.04	(.57)	(2.07)	(2.64)	42.41	12.57	80	1.48		1.46		1.53
	Year ended 12/31/2006	35.37	.27	6.16	6.43	(.22)	(1.57)	(1.79)	40.01	18.18	60	1.50		1.47		.71

Class 529-C:	Six months ended 6/30/2011(7)	36.64	.17	1.92	2.09	(.08)	-	(.08)	38.65	5.70	295	1.49	(8)	1.49	(8)	.89	(8)
	Year ended 12/31/2010	32.69	.31	3.93	4.24	(.29)	-	(.29)	36.64	13.05	265	1.49		1.49		.94
	Year ended 12/31/2009	24.95	.20	7.78	7.98	(.24)	-	(.24)	32.69	32.22	215	1.55		1.55		.74
	Year ended 12/31/2008	42.40	.30	(17.22)	(16.92)	(.27)	(.26)	(.53)	24.95	(40.21)	147	1.49		1.47		.85
	Year ended 12/31/2007	40.00	.67	4.37	5.04	(.57)	(2.07)	(2.64)	42.40	12.58	195	1.48		1.45		1.56
	Year ended 12/31/2006	35.37	.28	6.14	6.42	(.22)	(1.57)	(1.79)	40.00	18.16	126	1.49		1.47		.71

Class 529-E:	Six months ended 6/30/2011(7)	$36.65	$.27	$1.91	$2.18	$(.17)	$-	$(.17)	$38.66	5.97%	$45	.98	%(8)	.98	%(8)	1.41	%(8)
	Year ended 12/31/2010	32.69	.48	3.94	4.42	(.46)	-	(.46)	36.65	13.66	41	.98		.98		1.45
	Year ended 12/31/2009	24.95	.34	7.78	8.12	(.38)	-	(.38)	32.69	32.89	32	1.04		1.04		1.24
	Year ended 12/31/2008	42.40	.48	(17.21)	(16.73)	(.46)	(.26)	(.72)	24.95	(39.90)	21	.98		.96		1.36
	Year ended 12/31/2007	40.00	.88	4.38	5.26	(.79)	(2.07)	(2.86)	42.40	13.14	29	.97		.95		2.05
	Year ended 12/31/2006	35.36	.48	6.15	6.63	(.42)	(1.57)	(1.99)	40.00	18.80	20	.97		.95		1.23

Class 529-F-1:	Six months ended 6/30/2011(7)	36.65	.36	1.92	2.28	(.27)	-	(.27)	38.66	6.23	43	.48	(8)	.48	(8)	1.91	(8)
	Year ended 12/31/2010	32.69	.65	3.93	4.58	(.62)	-	(.62)	36.65	14.22	37	.48		.48		1.95
	Year ended 12/31/2009	24.95	.48	7.78	8.26	(.52)	-	(.52)	32.69	33.56	27	.54		.54		1.74
	Year ended 12/31/2008	42.39	.64	(17.19)	(16.55)	(.63)	(.26)	(.89)	24.95	(39.59)	20	.48		.46		1.84
	Year ended 12/31/2007	40.00	1.13	4.33	5.46	(1.00)	(2.07)	(3.07)	42.39	13.69	20	.47		.45		2.62
	Year ended 12/31/2006	35.36	.67	6.15	6.82	(.61)	(1.57)	(2.18)	40.00	19.40	11	.47		.45		1.73

Class R-1:	Six months ended 6/30/2011(7)	36.56	.18	1.92	2.10	(.09)	-	(.09)	38.57	5.75	155	1.42	(8)	1.42	(8)	.96	(8)
	Year ended 12/31/2010	32.62	.33	3.93	4.26	(.32)	-	(.32)	36.56	13.13	138	1.43		1.43		1.01
	Year ended 12/31/2009	24.90	.22	7.76	7.98	(.26)	-	(.26)	32.62	32.30	98	1.47		1.47		.80
	Year ended 12/31/2008	42.31	.32	(17.18)	(16.86)	(.29)	(.26)	(.55)	24.90	(40.16)	61	1.43		1.41		.91
	Year ended 12/31/2007	39.93	.72	4.33	5.05	(.60)	(2.07)	(2.67)	42.31	12.62	57	1.44		1.42		1.67
	Year ended 12/31/2006	35.31	.29	6.13	6.42	(.23)	(1.57)	(1.80)	39.93	18.19	23	1.47		1.43		.74

Class R-2:	Six months ended 6/30/2011(7)	36.56	.19	1.92	2.11	(.10)	-	(.10)	38.57	5.76	669	1.39	(8)	1.39	(8)	.98	(8)
	Year ended 12/31/2010	32.61	.33	3.93	4.26	(.31)	-	(.31)	36.56	13.15	631	1.42		1.42		1.00
	Year ended 12/31/2009	24.89	.21	7.76	7.97	(.25)	-	(.25)	32.61	32.22	550	1.52		1.52		.77
	Year ended 12/31/2008	42.30	.30	(17.17)	(16.87)	(.28)	(.26)	(.54)	24.89	(40.19)	366	1.49		1.47		.85
	Year ended 12/31/2007	39.92	.70	4.34	5.04	(.59)	(2.07)	(2.66)	42.30	12.61	471	1.46		1.40		1.62
	Year ended 12/31/2006	35.29	.30	6.14	6.44	(.24)	(1.57)	(1.81)	39.92	18.26	291	1.54		1.41		.77

Class R-3:	Six months ended 6/30/2011(7)	36.63	.27	1.92	2.19	(.18)	-	(.18)	38.64	5.98	2,369	.96	(8)	.96	(8)	1.42	(8)
	Year ended 12/31/2010	32.67	.49	3.94	4.43	(.47)	-	(.47)	36.63	13.69	2,177	.96		.96		1.47
	Year ended 12/31/2009	24.94	.36	7.77	8.13	(.40)	-	(.40)	32.67	32.93	1,707	.99		.99		1.29
	Year ended 12/31/2008	42.38	.48	(17.20)	(16.72)	(.46)	(.26)	(.72)	24.94	(39.89)	1,058	.98		.95		1.37
	Year ended 12/31/2007	39.98	.92	4.34	5.26	(.79)	(2.07)	(2.86)	42.38	13.17	1,157	.97		.94		2.12
	Year ended 12/31/2006	35.35	.47	6.14	6.61	(.41)	(1.57)	(1.98)	39.98	18.75	525	.99		.96		1.21

Class R-4:	Six months ended 6/30/2011(7)	36.64	.33	1.91	2.24	(.23)	-	(.23)	38.65	6.14	2,405	.66	(8)	.66	(8)	1.73	(8)
	Year ended 12/31/2010	32.68	.59	3.93	4.52	(.56)	-	(.56)	36.64	14.02	2,050	.66		.66		1.77
	Year ended 12/31/2009	24.95	.44	7.77	8.21	(.48)	-	(.48)	32.68	33.31	1,545	.69		.69		1.58
	Year ended 12/31/2008	42.39	.58	(17.19)	(16.61)	(.57)	(.26)	(.83)	24.95	(39.70)	942	.67		.65		1.68
	Year ended 12/31/2007	39.99	1.05	4.34	5.39	(.92)	(2.07)	(2.99)	42.39	13.51	879	.66		.64		2.42
	Year ended 12/31/2006	35.36	.59	6.14	6.73	(.53)	(1.57)	(2.10)	39.99	19.12	438	.67		.65		1.52

Class R-5:	Six months ended 6/30/2011(7)	36.71	.38	1.93	2.31	(.29)	-	(.29)	38.73	6.31	1,516	.36	(8)	.36	(8)	2.01	(8)
	Year ended 12/31/2010	32.74	.69	3.94	4.63	(.66)	-	(.66)	36.71	14.37	1,419	.36		.36		2.06
	Year ended 12/31/2009	24.99	.52	7.79	8.31	(.56)	-	(.56)	32.74	33.75	1,269	.39		.39		1.92
	Year ended 12/31/2008	42.46	.69	(17.23)	(16.54)	(.67)	(.26)	(.93)	24.99	(39.53)	1,077	.37		.35		1.98
	Year ended 12/31/2007	40.06	1.18	4.34	5.52	(1.05)	(2.07)	(3.12)	42.46	13.81	1,014	.37		.34		2.73
	Year ended 12/31/2006	35.41	.71	6.16	6.87	(.65)	(1.57)	(2.22)	40.06	19.50	481	.38		.35		1.83

Class R-6:	Six months ended 6/30/2011(7)	36.70	.40	1.92	2.32	(.30)	-	(.30)	38.72	6.34	1,305	.31	(8)	.31	(8)	2.11	(8)
	Year ended 12/31/2010	32.74	.71	3.93	4.64	(.68)	-	(.68)	36.70	14.39	950	.32		.32		2.13
	Period from 5/1/2009 to 12/31/2009	25.63	.37	7.17	7.54	(.43)	-	(.43)	32.74	29.60	596	.35	(8)	.35	(8)	1.87	(8)

	Six months ended June 30,	Year ended December 31
	2011(7)	2010	2009	2008	2007	2006

Portfolio turnover rate for all share classes	16%	32%	30%	29%	27%	21%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)For the year ended December 31, 2007, this column reflects the impact of corporate action events that resulted in a one-time increase to net investment income.  If the corporate action events had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.39 and .90 percentage points, respectively.  The impact to the other share classes would have been similar.

(4)For the year ended December 31, 2010, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income.  If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.07 and .21 percentage points, respectively.  The impact to the other share classes would have been similar.

(5)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(6)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(7)Unaudited.
(8)Annualized.

See Notes to Financial Statements

Expense example
            unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2011, through June 30, 2011).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/2011	Ending account value 6/30/2011	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,061.39	$3.22	.63%
Class A -- assumed 5% return	1,000.00	1,021.67	3.16	.63
Class B -- actual return	1,000.00	1,057.72	7.09	1.39
Class B -- assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class C -- actual return	1,000.00	1,057.36	7.35	1.44
Class C -- assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class F-1 -- actual return	1,000.00	1,061.31	3.37	.66
Class F-1 -- assumed 5% return	1,000.00	1,021.52	3.31	.66
Class F-2 -- actual return	1,000.00	1,062.55	2.15	.42
Class F-2 -- assumed 5% return	1,000.00	1,022.71	2.11	.42
Class 529-A -- actual return	1,000.00	1,061.15	3.53	.69
Class 529-A -- assumed 5% return	1,000.00	1,021.37	3.46	.69
Class 529-B -- actual return	1,000.00	1,056.89	7.65	1.50
Class 529-B -- assumed 5% return	1,000.00	1,017.36	7.50	1.50
Class 529-C -- actual return	1,000.00	1,057.04	7.60	1.49
Class 529-C -- assumed 5% return	1,000.00	1,017.41	7.45	1.49
Class 529-E -- actual return	1,000.00	1,059.67	5.00	.98
Class 529-E -- assumed 5% return	1,000.00	1,019.93	4.91	.98
Class 529-F-1 -- actual return	1,000.00	1,062.30	2.45	.48
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.41	2.41	.48
Class R-1 -- actual return	1,000.00	1,057.47	7.24	1.42
Class R-1 -- assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class R-2 -- actual return	1,000.00	1,057.63	7.09	1.39
Class R-2 -- assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class R-3 -- actual return	1,000.00	1,059.82	4.90	.96
Class R-3 -- assumed 5% return	1,000.00	1,020.03	4.81	.96
Class R-4 -- actual return	1,000.00	1,061.37	3.37	.66
Class R-4 -- assumed 5% return	1,000.00	1,021.52	3.31	.66
Class R-5 -- actual return	1,000.00	1,063.10	1.84	.36
Class R-5 -- assumed 5% return	1,000.00	1,023.01	1.81	.36
Class R-6 -- actual return	1,000.00	1,063.37	1.59	.31
Class R-6 -- assumed 5% return	1,000.00	1,023.26	1.56	.31

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Office of the fund
One Market
Steuart Tower, Suite 2000
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, CA 94111-5994

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete June 30, 2011, portfolio of Fundamental Investors’ investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Fundamental Investors files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Fundamental Investors, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2011, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

What makes American Funds different?

For 80 years, we have followed a consistent philosophy to benefit our investors. Our 33 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system
Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 27 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
>Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
American Funds Mortgage FundSM
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®

State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New YorkSM
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-910-0811P

Litho in USA KBDA/ALD/8083-S28721

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Fundamental InvestorsSM
Investment portfolio

June 30, 2011
unaudited

Common stocks — 95.81%	Shares	Value (000)

INFORMATION TECHNOLOGY — 14.75%
Microsoft Corp.	25,920,000	$673,920
Texas Instruments Inc.	19,270,300	632,644
Apple Inc.1	1,663,800	558,488
Google Inc., Class A1	1,032,000	522,584
Samsung Electronics Co. Ltd.2	606,500	471,396
EMC Corp.1	16,875,000	464,906
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	24,234,400	305,596
Taiwan Semiconductor Manufacturing Co. Ltd.2	55,025,000	139,272
Oracle Corp.	12,407,950	408,346
Intuit Inc.1	6,450,000	334,497
Maxim Integrated Products, Inc.	12,687,000	324,280
Corning Inc.	17,790,000	322,888
Avago Technologies Ltd.	8,280,000	314,640
First Solar, Inc.1	2,109,800	279,063
Yahoo! Inc.1	16,610,000	249,814
FLIR Systems, Inc.	6,050,000	203,945
Amphenol Corp.	3,750,000	202,462
Fidelity National Information Services, Inc.	5,583,600	171,919
Microchip Technology Inc.	4,500,000	170,595
Xilinx, Inc.	4,500,000	164,115
Analog Devices, Inc.	4,000,000	156,560
TE Connectivity Ltd.	3,845,000	141,342
Visa Inc., Class A	1,520,269	128,098
Automatic Data Processing, Inc.	2,010,000	105,887
Infineon Technologies AG2	9,070,000	101,776
Lender Processing Services, Inc.	3,807,500	79,615
Linear Technology Corp.	1,860,000	61,417
KLA-Tencor Corp.	1,170,000	47,362
ASML Holding NV2	1,219,568	44,932
Arm Holdings PLC2	3,135,000	29,650
Mail.ru Group Ltd. (GDR)1,2	140,000	4,669
		7,816,678

ENERGY — 13.46%
Suncor Energy Inc.	28,723,361	1,125,764
Royal Dutch Shell PLC, Class B (ADR)	5,562,700	399,124
Royal Dutch Shell PLC, Class A (ADR)	3,630,000	258,202
Occidental Petroleum Corp.	4,784,244	497,753
Tenaris SA (ADR)	10,060,000	460,044
ConocoPhillips	5,500,000	413,545
FMC Technologies, Inc.1	8,200,000	367,278
Chevron Corp.	3,547,763	364,852
Baker Hughes Inc.	4,500,000	326,520
Denbury Resources Inc.1	13,830,000	276,600
Subsea 7 SA1,2	10,340,000	264,499
Crescent Point Energy Corp.	5,454,200	252,054
Schlumberger Ltd.	2,800,000	241,920
Hess Corp.	3,000,000	224,280
Concho Resources Inc.1	2,365,000	217,225
Talisman Energy Inc.	9,750,000	199,777
Murphy Oil Corp.	2,740,000	179,908
CONSOL Energy Inc.	3,700,000	179,376
Imperial Oil Ltd.	3,608,739	168,080
Cenovus Energy Inc.	4,400,000	166,064
Technip SA2	1,225,000	131,220
TOTAL SA2	1,850,000	106,997
Oceaneering International, Inc.	2,449,764	99,215
Noble Energy, Inc.	800,000	71,704
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	1,960,000	66,366
Apache Corp.	460,300	56,796
INPEX CORP.2	1,350	9,967
		7,125,130

INDUSTRIALS — 13.38%
Union Pacific Corp.	8,885,000	927,594
Schneider Electric SA2	3,242,272	541,693
Lockheed Martin Corp.	6,558,200	531,017
Parker Hannifin Corp.	5,750,000	516,005
General Electric Co.	22,000,000	414,920
Deere & Co.	4,000,000	329,800
CSX Corp.	12,075,000	316,606
Boeing Co.	4,200,000	310,506
Siemens AG2	2,020,000	277,356
Northrop Grumman Corp.	3,966,243	275,059
European Aeronautic Defence and Space Co. EADS NV2	8,000,000	267,771
Vallourec SA2	2,150,000	261,810
Joy Global Inc.	2,238,638	213,208
Waste Management, Inc.	5,400,000	201,258
Fastenal Co.	5,000,000	179,950
Honeywell International Inc.	2,800,000	166,852
Precision Castparts Corp.	1,000,000	164,650
Dun & Bradstreet Corp.	2,000,000	151,080
Ingersoll-Rand PLC	3,160,800	143,532
Rockwell Automation	1,500,000	130,140
MTU Aero Engines Holding AG2	1,475,220	117,699
Navistar International Corp.1	2,000,000	112,920
Caterpillar Inc.	1,000,000	106,460
Stericycle, Inc.1	1,000,000	89,120
United Technologies Corp.	870,000	77,004
General Dynamics Corp.	1,000,000	74,520
Grafton Group PLC, units2,3	15,037,000	73,587
PACCAR Inc	1,000,000	51,090
DCC PLC2	1,469,400	41,862
Huntington Ingalls Industries, Inc.1	474,373	16,366
		7,081,435

CONSUMER DISCRETIONARY — 12.10%
Home Depot, Inc.	33,878,000	1,227,061
Amazon.com, Inc.1	2,620,000	535,764
Walt Disney Co.	11,800,000	460,672
Starbucks Corp.	11,000,000	434,390
Virgin Media Inc.	13,385,000	400,613
Time Warner Inc.	10,775,000	391,887
Comcast Corp., Class A	13,465,000	341,203
Industria de Diseño Textil, SA2	2,320,000	211,855
McDonald’s Corp.	2,380,000	200,682
Vivendi SA2	7,000,000	194,660
Intercontinental Hotels Group PLC2	9,110,000	186,430
Johnson Controls, Inc.	4,100,000	170,806
Macy’s, Inc.	5,500,000	160,820
Expedia, Inc.	4,735,000	137,268
Shaw Communications Inc., Class B, nonvoting	6,000,000	136,980
Daimler AG2	1,650,000	124,180
General Motors Co.1	4,000,000	121,440
Marriott International, Inc., Class A	3,352,545	118,982
Hyundai Mobis Co., Ltd.2	313,000	117,459
Chipotle Mexican Grill, Inc.1	379,832	117,060
DIRECTV, Class A1	2,250,000	114,345
Lowe’s Companies, Inc.	4,430,000	103,263
SES SA, Class A (FDR)2	3,287,485	92,225
BorgWarner Inc.1	1,100,000	88,869
Focus Media Holding Ltd. (ADR)1	2,800,000	87,080
Penn National Gaming, Inc.1	1,763,000	71,119
CarMax, Inc.1	875,000	28,936
McGraw-Hill Companies, Inc.	650,000	27,241
Liberty Media Corp., Series A1	65,000	4,891
		6,408,181

FINANCIALS — 10.49%
American Express Co.	9,770,000	505,109
Citigroup Inc.	11,560,000	481,358
Wells Fargo & Co.	15,195,200	426,377
ACE Ltd.	5,700,000	375,174
Marsh & McLennan Companies, Inc.	10,865,000	338,879
Moody’s Corp.	7,660,000	293,761
Bank of America Corp.	24,500,000	268,520
Goldman Sachs Group, Inc.	1,800,000	239,562
Aon Corp.	4,560,000	233,928
Digital Realty Trust, Inc.	3,435,000	212,214
HCP, Inc.	5,349,600	196,277
Weyerhaeuser Co.	8,754,731	191,378
SunTrust Banks, Inc.	6,250,000	161,250
PNC Financial Services Group, Inc.	2,600,000	154,986
AMP Ltd.2	26,993,082	142,148
Industrial and Commercial Bank of China Ltd., Class H2	175,769,000	134,585
XL Group PLC	6,000,000	131,880
New York Community Bancorp, Inc.	8,190,000	122,768
United Overseas Bank Ltd.2	6,889,135	110,684
Jefferies Group, Inc.	5,000,000	102,000
JPMorgan Chase & Co.	2,472,000	101,204
U.S. Bancorp	3,957,000	100,943
Travelers Companies, Inc.	1,500,000	87,570
Cincinnati Financial Corp.	3,000,000	87,540
ICICI Bank Ltd.2	2,600,000	63,729
ICICI Bank Ltd. (ADR)	105,000	5,177
CNO Financial Group, Inc.1	7,900,000	62,489
Canadian Western Bank	1,500,000	47,903
CapitalSource Inc.	6,860,954	44,253
QBE Insurance Group Ltd.2	2,185,000	40,565
Synovus Financial Corp.	17,400,000	36,192
Berkshire Hathaway Inc., Class A1	250	29,026
Hospitality Properties Trust	1,000,000	24,250
		5,553,679

HEALTH CARE — 9.33%
Merck & Co., Inc.	39,176,664	1,382,544
Bristol-Myers Squibb Co.	27,050,000	783,368
Baxter International Inc.	10,175,000	607,346
Roche Holding AG2	3,000,000	501,897
Pfizer Inc	17,470,000	359,882
Cardinal Health, Inc.	5,025,000	228,235
AstraZeneca PLC (United Kingdom)2	3,000,000	149,795
Hospira, Inc.1	2,404,143	136,219
Novartis AG2	1,990,000	121,902
Johnson & Johnson	1,750,000	116,410
Gilead Sciences, Inc.1	2,800,000	115,948
Laboratory Corporation of America Holdings1	1,100,000	106,469
Vertex Pharmaceuticals Inc.1	2,000,000	103,980
Aetna Inc.	1,935,000	85,314
Regeneron Pharmaceuticals, Inc.1	1,220,500	69,215
Medco Health Solutions, Inc.1	926,000	52,338
UnitedHealth Group Inc.	210,000	10,832
Intuitive Surgical, Inc.1	15,000	5,582
		4,937,276

MATERIALS — 8.77%
Dow Chemical Co.	23,607,900	849,884
Syngenta AG2	1,760,000	594,142
Potash Corp. of Saskatchewan Inc.	6,900,000	393,231
Cliffs Natural Resources Inc.	3,260,000	301,387
Rio Tinto PLC2	3,850,000	278,006
E.I. du Pont de Nemours and Co.	5,000,000	270,250
FMC Corp.	2,699,000	232,168
LyondellBasell Industries NV, Class A	5,920,000	228,038
PPG Industries, Inc.	2,166,649	196,710
Ecolab Inc.	3,300,000	186,054
Alcoa Inc.	11,000,000	174,460
CRH PLC2	6,454,299	142,926
Newmont Mining Corp.	2,500,000	134,925
Orica Ltd.2	4,155,000	120,500
MeadWestvaco Corp.	3,350,000	111,589
Praxair, Inc.	690,000	74,789
HudBay Minerals Inc.	5,000,000	74,654
Sigma-Aldrich Corp.	980,000	71,912
Mosaic Co.1	1,000,000	67,730
Steel Dynamics, Inc.	4,080,000	66,300
Nucor Corp.	1,500,000	61,830
Holcim Ltd2	120,000	9,056
		4,640,541

CONSUMER STAPLES — 6.01%
Philip Morris International Inc.	8,250,000	550,852
Altria Group, Inc.	16,535,100	436,692
Costco Wholesale Corp.	3,930,000	319,273
CVS/Caremark Corp.	7,705,000	289,554
Kellogg Co.	3,500,000	193,620
H.J. Heinz Co.	3,500,000	186,480
Kraft Foods Inc., Class A	4,790,000	168,752
British American Tobacco PLC2	3,640,000	159,553
Procter & Gamble Co.	2,355,100	149,714
Unilever NV, depository receipts2	4,290,000	140,541
Diageo PLC2	6,500,000	132,809
Coca-Cola Amatil Ltd.2	10,725,000	131,599
Tingyi (Cayman Islands) Holding Corp.2	39,105,000	121,082
PepsiCo, Inc.	1,400,000	98,602
C&C Group PLC2	8,948,312	46,568
Avon Products, Inc.	1,600,000	44,800
Pernod Ricard SA2	100,000	9,857
		3,180,348

TELECOMMUNICATION SERVICES — 2.89%
Verizon Communications Inc.	21,305,000	793,185
AT&T Inc.	11,000,000	345,510
SOFTBANK CORP.2	4,800,000	181,799
Vodafone Group PLC2	44,500,000	118,264
Portugal Telecom, SGPS, SA2	9,062,280	89,742
		1,528,500

UTILITIES — 2.64%
PG&E Corp.	5,380,000	226,121
Edison International	5,250,000	203,439
American Water Works Co., Inc.	5,000,000	147,250
National Grid PLC2	13,615,000	133,981
NV Energy, Inc.	7,000,000	107,450
Exelon Corp.	2,370,200	101,539
Dominion Resources, Inc.	2,000,000	96,540
PPL Corp.	2,912,201	81,047
GDF SUEZ2	1,950,000	71,364
Duke Energy Corp.	3,500,000	65,905
NextEra Energy, Inc.	1,050,000	60,333
SUEZ Environnement Co.2	2,624,712	52,312
Xcel Energy Inc.	1,500,000	36,450
Electricité de France SA2	428,993	16,841
		1,400,572

MISCELLANEOUS — 1.99%
Other common stocks in initial period of acquisition		1,053,973

Total common stocks (cost: $38,972,604,000)		50,726,313

	Principal amount
Convertible securities — 0.03%	(000)

INDUSTRIALS — 0.03%
United Continental Holdings, Inc. 4.50% convertible debentures 2015	$12,275	17,461

Total convertible securities (cost: $12,275,000)		17,461

	Principal amount	Value
Bonds & notes — 0.01%	(000)	(000)

MORTGAGE-BACKED OBLIGATIONS4 — 0.01%
ChaseFlex Trust, Series 2007-2, Class A-1, 0.466% 20375	$8,212	$5,599

Total bonds & notes (cost: $5,865,000)		5,599

Short-term securities — 3.57%

Fannie Mae 0.10%–0.21% due 8/9/2011–2/1/2012	465,171	465,049
Freddie Mac 0.115%–0.20% due 7/18–12/15/2011	402,200	402,138
U.S. Treasury Bills 0.07%–0.258% due 7/21/2011–5/3/2012	369,000	368,917
Coca-Cola Co. 0.14%–0.22% due 7/12–9/12/20116	222,500	222,472
Johnson & Johnson 0.18%–0.20% due 8/2–8/30/20116	110,300	110,288
Straight-A Funding LLC 0.15%–0.20% due 7/11–8/19/20116	107,000	106,987
Federal Farm Credit Banks 0.14%–0.19% due 2/6–3/8/2012	75,000	74,919
Jupiter Securitization Co., LLC 0.15% due 8/25/20116	26,300	26,294
Falcon Asset Securitization Co., LLC 0.17% due 9/19/20116	20,000	19,994
Google Inc. 0.12% due 8/31/20116	25,000	24,992
Federal Home Loan Bank 0.12% due 11/18/2011	22,490	22,481
Abbott Laboratories 0.07% due 7/26/20116	21,900	21,899
Hewlett-Packard Co. 0.09% due 7/22/20116	8,000	8,000
eBay Inc. 0.15% due 7/20/20116	7,950	7,949
Paccar Financial Corp. 0.16% due 8/12/2011	6,000	5,998

Total short-term securities (cost: $1,888,076,000)		1,888,377

Total investment securities (cost: $40,878,820,000)		52,637,750
Other assets less liabilities		306,153

Net assets		$52,943,903

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” was $7,804,905,000, which represented 14.74% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
3Represents an affiliated company as defined under the Investment Company Act of 1940.
4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
5Coupon rate may change periodically.
6Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $548,875,000, which represented 1.04% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-910-0811O-S29481

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS FUNDAMENTAL INVESTORS

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: August 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: August 31, 2011

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: August 31, 2011